TAXES, CHARGES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAXES, CHARGES AND CONTRIBUTIONS
Fistel	R$ 2,421,789	R$ 1,425,048
ICMS	1,020,067	1,416,323
PIS and COFINS	238,992	229,481
Fust and Funttel	93,427	87,726
ISS, CIDE and other taxes	111,972	97,764
Total	3,886,247	3,256,342
Current	1,097,512	1,485,157
Non-current	R$ 2,788,735	R$ 1,771,185